Financial instruments - fair values and risk management - Contractual maturities of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Contractual maturities of non-derivative financial liabilities
Carrying amounts	$ 30,760	$ 21,512
Contractual cash flows	30,826	21,554
3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	29,745	20,319
Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	508	1,213
Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	573	22
Lease liabilities
Contractual maturities of non-derivative financial liabilities
Carrying amounts	2,277	1,300
Contractual cash flows	2,343	1,342
Lease liabilities | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	1,262	107
Lease liabilities | Between 3-12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	508	1,213
Lease liabilities | Between 1-5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	573	22
Trade and other payables
Contractual maturities of non-derivative financial liabilities
Carrying amounts	28,483	20,212
Contractual cash flows	28,483	20,212
Trade and other payables | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	$ 28,483	$ 20,212